Leases (Details) - Schedule of Other Information about Leases - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$ 167,049	$ 622,188	$ 698,602
Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$ 656,562	$ 32,958	$ 738,894
Weighted average remaining lease term (years)	3 years 1 month 20 days	1 year 7 months 9 days	2 years 1 month 2 days
Weighted average discount rate	4.75%	4.75%	4.75%